NOTES PAYABLE, NET (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Principal Balance
Beginning Balance	$ 2,012,866	$ 2,000,000	$ 3,000,000
New issuances		16,510
Payments	485,760	(3,644)	(1,000,000)
Proceeds	(2,599)
Conversion of note payable to convertible notes payable	(2,000,000)
Amortization
Ending Balance	496,027	2,012,866	2,000,000
Debt Issuance Costs
Beginning Balance	(9,866)	(39,466)	(168,345)
New issuances
Payments
Proceeds
Conversion of note payable to convertible notes payable
Amortization	9,866	29,600	128,879
Ending Balance		(9,866)	(39,466)
Debt Discounts
Beginning Balance	(26,722)	(106,886)	(455,935)
New issuances
Payments
Proceeds
Conversion of note payable to convertible notes payable
Amortization	26,722	80,164	349,049
Ending Balance		(26,722)	(106,886)
Total
Beginning Balance	1,976,278	1,853,648	2,375,720
New issuances		16,510
Payments	485,760	(3,644)	(1,000,000)
Proceeds	(2,599)
Conversion of note payable to convertible notes payable	(2,000,000)
Amortization	36,588	109,764	477,928
Ending Balance	$ 496,027	$ 1,976,278	$ 1,853,648